Net Loss Per Share - Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share (Details)	11 Months Ended
Dec. 31, 2024 shares
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share [Line Items]
Total anti-dilutive securities	7,426,601
Employee Warrants [Member]
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share [Line Items]
Total anti-dilutive securities	3,054,358
Restricted Stock Awards [Member]
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share [Line Items]
Total anti-dilutive securities	2,207,553
Stock Options [Member]
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share [Line Items]
Total anti-dilutive securities	1,567,760
Paruka Warrant [Member]
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share [Line Items]
Total anti-dilutive securities	596,930